Income Taxes - Schedule of Effective Tax Rate (Details) - PRC [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of preferential tax rates	(10.00%)	(10.00%)	(10.00%)
Effect of additional deduction allowed for tax purposes	(6.00%)	(15.00%)	(8.00%)
Effect of non-deductible expense and others	2.00%
Effective tax rate	11.00%		7.00%